Vanguard® Mid-Cap Index Fund
Schedule of Investments (unaudited)
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (3.3%)
	Newmont Corp.	24,407,307	1,304,571
	Fastenal Co.	12,127,399	866,139
	Nucor Corp.	5,026,342	755,660
	International Flavors & Fragrances Inc.	5,414,377	568,131
	LyondellBasell Industries NV Class A	5,507,894	528,207
	Avery Dennison Corp.	1,705,246	376,450
	International Paper Co.	7,356,646	359,372
	CF Industries Holdings Inc.	3,820,774	327,822
	Celanese Corp.	2,314,099	314,625
	Steel Dynamics Inc.	1,552,235	195,706
	Albemarle Corp.	1,244,607	117,877
	Westlake Corp.	407,702	61,273
			5,775,833
Consumer Discretionary (12.2%)
	DR Horton Inc.	6,214,353	1,185,512
*	Trade Desk Inc. Class A	9,130,518	1,001,161
*	Copart Inc.	18,341,433	961,091
	Lennar Corp. Class A	5,115,258	959,009
	Yum! Brands Inc.	5,954,524	831,906
	Royal Caribbean Cruises Ltd.	4,633,868	821,863
	Electronic Arts Inc.	5,595,153	802,569
	Delta Air Lines Inc.	13,668,634	694,230
	eBay Inc.	10,356,011	674,280
	Tractor Supply Co.	2,284,439	664,612
*	Lululemon Athletica Inc.	2,412,007	654,498
	PulteGroup Inc.	4,394,939	630,806
*	NVR Inc.	61,917	607,517
	Hilton Worldwide Holdings Inc.	2,609,385	601,463
	Garmin Ltd.	3,256,538	573,248
*	AutoZone Inc.	180,889	569,808
*	Take-Two Interactive Software Inc.	3,526,509	542,060
*	ROBLOX Corp. Class A	11,407,491	504,896
	Omnicom Group Inc.	4,143,631	428,410
	Best Buy Co. Inc.	4,111,547	424,723
	Genuine Parts Co.	2,950,492	412,125
	Darden Restaurants Inc.	2,508,831	411,774
*	Aptiv plc	5,628,321	405,295
*	United Airlines Holdings Inc.	6,963,407	397,332
	Dollar General Corp.	4,656,970	393,840
*	Ulta Beauty Inc.	1,010,535	393,219
	Las Vegas Sands Corp.	7,798,104	392,557
*	Expedia Group Inc.	2,639,955	390,766
*	Warner Bros Discovery Inc.	46,734,916	385,563
*	Live Nation Entertainment Inc.	3,441,116	376,768
	Southwest Airlines Co.	12,689,028	375,976
*	Carnival Corp.	20,205,636	373,400
*	Burlington Stores Inc.	1,351,705	356,147
	Domino's Pizza Inc.	740,665	318,590
	Rollins Inc.	6,154,028	311,271
*	Dollar Tree Inc.	4,324,557	304,103
	News Corp. Class A	10,186,819	271,275
	Estee Lauder Cos. Inc. Class A	2,345,695	233,842
*	Carvana Co.	1,245,615	216,874
	Fox Corp. Class A	5,060,064	214,192
	Pool Corp.	384,869	145,019
*	MGM Resorts International	2,411,945	94,283
	Warner Music Group Corp. Class A	2,697,136	84,420
	Fox Corp. Class B	2,163,894	83,959
	Lennar Corp. Class B	212,879	36,815
	News Corp. Class B	355,310	9,931
			21,522,998

		Shares	Market Value ($000)
Consumer Staples (5.5%)
	Kenvue Inc.	40,559,146	938,133
	General Mills Inc.	11,787,963	870,541
	Corteva Inc.	14,566,168	856,345
	Cencora Inc.	3,735,904	840,877
	Sysco Corp.	10,409,523	812,567
	Kroger Co.	13,757,557	788,308
	Archer-Daniels-Midland Co.	10,126,123	604,935
	Hershey Co.	3,127,430	599,779
	Church & Dwight Co. Inc.	5,184,593	542,931
	Kellanova	5,827,199	470,313
	McCormick & Co. Inc. (Non-Voting)	5,337,151	439,248
	Clorox Co.	2,623,157	427,338
	Tyson Foods Inc. Class A	6,053,185	360,528
	Conagra Brands Inc.	10,145,483	329,931
	Brown-Forman Corp. Class B	6,145,173	302,342
	Hormel Foods Corp.	6,386,737	202,460
	Campbell Soup Co.	4,109,791	201,051
	Walgreens Boots Alliance Inc.	7,301,342	65,420
	Brown-Forman Corp. Class A	897,470	43,150
			9,696,197
Energy (4.8%)
	ONEOK Inc.	12,369,432	1,127,226
	Cheniere Energy Inc.	4,552,370	818,698
	Hess Corp.	5,872,684	797,511
	Baker Hughes Co.	21,038,659	760,548
	Diamondback Energy Inc.	4,029,781	694,734
	Williams Cos. Inc.	12,907,150	589,211
*	First Solar Inc.	2,153,672	537,212
	Devon Energy Corp.	13,261,669	518,797
	Halliburton Co.	16,827,013	488,825
	Kinder Morgan Inc.	19,976,707	441,285
	Coterra Energy Inc.	14,873,856	356,229
	Targa Resources Corp.	2,319,785	343,351
	Marathon Oil Corp.	11,846,674	315,477
*	Enphase Energy Inc.	2,724,559	307,930
	EQT Corp.	6,290,157	230,471
	Texas Pacific Land Corp.	206,839	182,999
			8,510,504
Financials (12.6%)
	Arthur J Gallagher & Co.	4,640,035	1,305,567
	Allstate Corp.	5,591,782	1,060,481
	Apollo Global Management Inc.	8,443,060	1,054,623
	Ameriprise Financial Inc.	2,079,411	976,928
	MSCI Inc.	1,582,361	922,406
	Prudential Financial Inc.	7,560,600	915,589
*	Arch Capital Group Ltd.	7,565,822	846,464
	Discover Financial Services	5,317,182	745,947
	Hartford Financial Services Group Inc.	6,205,336	729,810
	Nasdaq Inc.	9,757,728	712,412
*	Coinbase Global Inc. Class A	3,683,203	656,236
	Willis Towers Watson plc	2,150,716	633,450
	M&T Bank Corp.	3,536,736	629,963
	Fifth Third Bancorp	14,333,102	614,030
	Ares Management Corp. Class A	3,739,214	582,719
	State Street Corp.	6,008,059	531,533
	Broadridge Financial Solutions Inc.	2,471,646	531,478
	T. Rowe Price Group Inc.	4,714,264	513,525
	Brown & Brown Inc.	4,832,900	500,688
	American International Group Inc.	6,818,910	499,349
	Raymond James Financial Inc.	3,925,299	480,692
	Cboe Global Markets Inc.	2,215,908	453,973
	Huntington Bancshares Inc.	30,759,806	452,169
	Regions Financial Corp.	19,380,728	452,152
	Cincinnati Financial Corp.	3,308,855	450,401
	Principal Financial Group Inc.	4,904,560	421,302
*	Markel Group Inc.	260,452	408,540
	FactSet Research Systems Inc.	805,608	370,459
	Citizens Financial Group Inc.	9,019,692	370,439

		Shares	Market Value ($000)
	LPL Financial Holdings Inc.	1,583,319	368,328
	Northern Trust Corp.	4,056,859	365,239
	Everest Group Ltd.	916,446	359,091
	W R Berkley Corp.	6,044,332	342,895
	Fidelity National Financial Inc.	5,501,810	341,442
	KeyCorp	19,656,122	329,240
	Loews Corp.	3,951,756	312,386
	Interactive Brokers Group Inc. Class A	2,189,635	305,148
	Tradeweb Markets Inc. Class A	2,462,790	304,573
	Corebridge Financial Inc.	4,315,145	125,830
	Franklin Resources Inc.	3,319,460	66,887
*	Rocket Cos. Inc. Class A	2,826,770	54,246
			22,098,630
Health Care (9.2%)
	Agilent Technologies Inc.	6,178,843	917,435
*	IDEXX Laboratories Inc.	1,743,067	880,632
*	IQVIA Holdings Inc.	3,667,681	869,130
	GE HealthCare Technologies Inc.	9,187,573	862,254
*	Centene Corp.	11,140,233	838,637
	ResMed Inc.	3,111,702	759,629
*	Alnylam Pharmaceuticals Inc.	2,718,825	747,758
*	Veeva Systems Inc. Class A	3,081,089	646,628
*	Biogen Inc.	3,084,820	597,961
	Cardinal Health Inc.	5,164,088	570,735
*	Dexcom Inc.	8,486,543	568,938
	STERIS plc	2,088,493	506,543
*	Moderna Inc.	7,326,642	489,639
	Zimmer Biomet Holdings Inc.	4,312,944	465,582
*	Cooper Cos. Inc.	4,216,946	465,298
	West Pharmaceutical Services Inc.	1,536,276	461,129
*	Waters Corp.	1,257,158	452,439
*	Illumina Inc.	3,373,649	439,958
*	Edwards Lifesciences Corp.	6,378,769	420,935
	Baxter International Inc.	10,804,552	410,249
*	Molina Healthcare Inc.	1,176,025	405,211
*	Hologic Inc.	4,918,988	400,701
	Labcorp Holdings Inc.	1,778,184	397,389
*	Align Technology Inc.	1,502,838	382,202
	Quest Diagnostics Inc.	2,357,484	365,999
*	Avantor Inc.	13,677,679	353,842
	Revvity Inc.	2,612,034	333,687
	Viatris Inc.	25,277,055	293,467
*	BioMarin Pharmaceutical Inc.	4,031,904	283,402
	Royalty Pharma plc Class A	8,067,082	228,218
*	Insulet Corp.	742,450	172,805
*	Incyte Corp.	1,733,472	114,582
			16,103,014
Industrials (21.0%)
	TransDigm Group Inc.	1,128,903	1,611,091
	Cintas Corp.	7,255,786	1,493,821
	Carrier Global Corp.	18,162,449	1,461,895
	United Rentals Inc.	1,400,620	1,134,124
	PACCAR Inc.	11,101,930	1,095,538
	Fidelity National Information Services Inc.	11,553,947	967,643
	WW Grainger Inc.	930,616	966,733
*	Fair Isaac Corp.	493,290	958,719
	L3Harris Technologies Inc.	4,017,558	955,657
	Cummins Inc.	2,902,374	939,760
	Quanta Services Inc.	3,120,115	930,262
	Otis Worldwide Corp.	8,482,922	881,715
	Howmet Aerospace Inc.	8,643,652	866,526
	Ferguson Enterprises Inc.	4,264,032	846,709
	AMETEK Inc.	4,903,411	841,965
	Ingersoll Rand Inc.	8,544,922	838,770
	Dow Inc.	14,894,050	813,662
	Old Dominion Freight Line Inc.	4,084,524	811,350
	Verisk Analytics Inc.	3,016,244	808,233
*	Block Inc. Class A	11,758,731	789,364
	Equifax Inc.	2,620,478	770,054

		Shares	Market Value ($000)
*	GE Vernova Inc.	2,909,853	741,954
	DuPont de Nemours Inc.	7,957,599	709,102
	Vulcan Materials Co.	2,796,751	700,390
	Martin Marietta Materials Inc.	1,294,327	696,671
	Xylem Inc.	5,143,944	694,587
*	Mettler-Toledo International Inc.	452,304	678,320
	Westinghouse Air Brake Technologies Corp.	3,709,992	674,365
	PPG Industries Inc.	4,940,874	654,468
	Rockwell Automation Inc.	2,403,007	645,111
*	Keysight Technologies Inc.	3,696,393	587,468
	Fortive Corp.	7,419,558	585,626
	Dover Corp.	2,911,058	558,166
	Veralto Corp.	4,971,532	556,116
	Johnson Controls International plc	7,073,547	548,978
	Global Payments Inc.	4,318,510	442,302
*	Corpay Inc.	1,396,930	436,904
	Ball Corp.	6,428,927	436,588
*	Teledyne Technologies Inc.	990,794	433,631
	TransUnion	4,114,895	430,829
	Synchrony Financial	8,370,212	417,506
	Packaging Corp. of America	1,902,042	409,700
*	Zebra Technologies Corp. Class A	1,092,368	404,526
	Expeditors International of Washington Inc.	2,988,808	392,729
	Masco Corp.	4,622,048	387,975
	Stanley Black & Decker Inc.	3,260,612	359,091
	Textron Inc.	3,967,998	351,485
	Jacobs Solutions Inc.	2,631,322	344,440
	HEICO Corp. Class A	1,595,066	325,011
	Snap-on Inc.	1,115,732	323,239
*	Trimble Inc.	5,171,835	321,119
	JB Hunt Transport Services Inc.	1,727,927	297,774
	Hubbell Inc. Class B	568,419	243,482
	HEICO Corp.	870,682	227,666
*	Amentum Holdings Inc.	1,290,317	41,613
*,1	Symbotic Inc. Class A	263,184	6,419
			36,848,942
Real Estate (7.9%)
	Welltower Inc.	12,900,362	1,651,633
	Realty Income Corp.	18,443,119	1,169,663
	Digital Realty Trust Inc.	6,933,873	1,122,109
	Extra Space Storage Inc.	4,488,194	808,728
*	CBRE Group Inc. Class A	6,489,594	807,825
	Iron Mountain Inc.	6,212,242	738,201
	AvalonBay Communities Inc.	3,011,824	678,413
	VICI Properties Inc. Class A	20,041,481	667,582
*	CoStar Group Inc.	8,679,083	654,750
	Equity Residential	7,627,783	567,965
	Ventas Inc.	8,749,736	561,120
	Simon Property Group Inc.	3,279,763	554,345
	SBA Communications Corp.	2,276,046	547,844
	Weyerhaeuser Co.	15,403,061	521,548
	Alexandria Real Estate Equities Inc.	3,704,650	439,927
	Invitation Homes Inc.	12,324,818	434,573
	Essex Property Trust Inc.	1,359,992	401,769
	Mid-America Apartment Communities Inc.	2,475,183	393,306
	Sun Communities Inc.	2,640,263	356,831
	WP Carey Inc.	4,634,825	288,750
	Healthpeak Properties Inc.	7,405,015	169,353
	UDR Inc.	3,492,498	158,350
[1]	Lineage Inc.	1,451,235	113,748
			13,808,333
Technology (13.8%)
	Amphenol Corp. Class A	25,504,223	1,661,855
*	Palantir Technologies Inc. Class A	42,833,333	1,593,400
*	DoorDash Inc. Class A	6,870,822	980,672
	Microchip Technology Inc.	11,362,060	912,260
	Monolithic Power Systems Inc.	980,837	906,784
	Cognizant Technology Solutions Corp. Class A	10,496,961	810,155
*	Gartner Inc.	1,550,354	785,657

		Shares	Market Value ($000)
	Vertiv Holdings Co. Class A	7,547,575	750,908
	HP Inc.	20,723,745	743,361
	Corning Inc.	16,309,744	736,385
*	Datadog Inc. Class A	6,259,199	720,183
	Marvell Technology Inc.	9,165,782	661,036
*	ON Semiconductor Corp.	9,071,683	658,695
	CDW Corp.	2,828,859	640,171
*	ANSYS Inc.	1,850,662	589,676
	Hewlett Packard Enterprise Co.	27,524,506	563,151
*	HubSpot Inc.	1,033,085	549,188
*	Atlassian Corp. Class A	3,389,160	538,232
	NetApp Inc.	4,336,839	535,643
*	Tyler Technologies Inc.	903,708	527,512
*	Fortinet Inc.	6,479,586	502,492
*	Western Digital Corp.	7,273,607	496,715
*	Cloudflare Inc. Class A	6,109,650	494,210
	Seagate Technology Holdings plc	4,451,507	487,574
*	GoDaddy Inc. Class A	2,985,459	468,060
	Teradyne Inc.	3,455,724	462,825
*,1	Super Micro Computer Inc.	1,053,929	438,856
*	Pinterest Inc. Class A	12,782,324	413,764
*	MongoDB Inc.	1,475,742	398,967
*	Snowflake Inc. Class A	3,190,663	366,480
*	Zoom Video Communications Inc. Class A	4,996,198	348,435
	Skyworks Solutions Inc.	3,382,469	334,086
*	VeriSign Inc.	1,756,945	333,749
*	Zscaler Inc.	1,920,605	328,308
	SS&C Technologies Holdings Inc.	4,417,883	327,851
*	Akamai Technologies Inc.	3,209,010	323,950
*,1	MicroStrategy Inc. Class A	1,849,680	311,856
*	AppLovin Corp. Class A	2,359,125	307,984
	Gen Digital Inc.	11,080,163	303,929
*	Okta Inc.	3,408,619	253,397
*	Snap Inc. Class A	22,321,665	238,842
	Leidos Holdings Inc.	1,426,442	232,510
	Bentley Systems Inc. Class B	3,385,121	171,998
*	Super Micro Computer Inc.	160	67
			24,211,829
Telecommunications (0.9%)
	Motorola Solutions Inc.	3,533,340	1,588,695
Utilities (8.5%)
	Constellation Energy Corp.	6,673,589	1,735,267
	Waste Connections Inc.	5,464,349	977,135
	Public Service Enterprise Group Inc.	10,549,974	941,163
	PG&E Corp.	44,307,612	875,961
	Vistra Corp.	7,275,906	862,486
	Exelon Corp.	21,172,574	858,548
	Xcel Energy Inc.	11,806,761	770,981
	Consolidated Edison Inc.	7,330,675	763,343
	Edison International	8,130,798	708,111
	WEC Energy Group Inc.	6,693,917	643,821
	American Water Works Co. Inc.	4,126,848	603,510
	Entergy Corp.	4,528,555	596,003
	Eversource Energy	7,568,789	515,056
	FirstEnergy Corp.	11,587,235	513,894
	Dominion Energy Inc.	8,883,519	513,379
	Ameren Corp.	5,644,208	493,642
	PPL Corp.	14,843,583	491,026
	DTE Energy Co.	3,724,969	478,323
	CMS Energy Corp.	6,324,492	446,699
	CenterPoint Energy Inc.	13,754,767	404,665
	Alliant Energy Corp.	5,432,277	329,685
	NiSource Inc.	4,749,396	164,567
	Evergy Inc.	2,311,459	143,334
	Avangrid Inc.	1,635,421	58,532
			14,889,131
Total Common Stocks (Cost $105,438,216)			175,054,106

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund (Cost $466,370)	5.014%	4,665,269	466,527
Total Investments (99.9%) (Cost $105,904,586)				175,520,633
Other Assets and Liabilities—Net (0.1%)				108,189
Net Assets (100%)				175,628,822
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $55,069,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $58,232,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	500	145,356	429
E-mini S&P Mid-Cap 400 Index	December 2024	5	1,575	41
				470

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Coinbase Global Inc. Class A	1/31/25	GSI	64,600	(4.873)	6,554	—
Corebridge Financial Inc.	1/31/25	CITNA	20,692	(0.143)	—	(118)
CRSP US Mid Cap TR Index	8/29/25	BANA	122,197	(5.943)	2,495	—
Global Payments Inc.	8/29/25	BANA	118,781	(5.893)	—	(9,450)
Molina Healthcare Inc.	8/29/25	BANA	22,736	(5.143)	—	(428)
Palantir Technologies Inc. Class A	8/29/25	BANA	8,437	(5.143)	1,500	—
Trade Desk Inc. Class A	8/29/25	BANA	36,586	(5.143)	1,651	—
VICI Properties Inc. Class A	8/29/25	BANA	68,634	(5.893)	234	—
					12,434	(9,996)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At September 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $12,234,000 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	175,054,106	—	—	175,054,106
Temporary Cash Investments	466,527	—	—	466,527
Total	175,520,633	—	—	175,520,633

Derivative Financial Instruments
Assets
Futures Contracts[1]	470	—	—	470
Swap Contracts	—	12,434	—	12,434
Total	470	12,434	—	12,904
Liabilities
Swap Contracts	—	(9,996)	—	(9,996)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.